Income taxes	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Income taxes	Income taxes

	Year ended September 30
	2022	2021
	$	$
Current income tax expense
Current income tax expense in respect of the current year	506,608	475,833
Adjustments recognized in the current year in relation to the income tax expense of prior years	1,705	19,021
Total current income tax expense	508,313	494,854
Deferred income tax recovery
Deferred income tax expense (recovery) relating to the origination and reversal of temporary differences	359	(6,165)
Deferred income tax recovery relating to changes in tax rates	—	(460)
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	(7,855)	(19,309)
Total deferred income tax recovery	(7,496)	(25,934)
Total income tax expense	500,817	468,920
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2022	2021
	%	%
Company's statutory tax rate	26.5	26.5
Effect of foreign tax rate differences	(1.0)	(1.0)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.4)	0.2
Non-deductible and tax exempt items	—	(0.4)
Recognition of previously unrecognized temporary differences	—	(0.2)
Minimum income tax charge	0.4	0.4
Effective income tax rate	25.5	25.5
16.     Income taxes (continued)
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2021	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2022
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	51,156	6,986	(20,232)	—	—	2,304	40,214
Tax benefits on losses carried forward	43,181	1,489	9,450	—	—	(2,157)	51,963
Accrued compensation and employee-related liabilities	40,108	141	17,724	—	(7,194)	357	51,136
Retirement benefits obligations	17,561	2,425	(2,082)	1,011	—	602	19,517
Lease liabilities	179,318	1,577	252	—	—	(10,075)	171,072
PP&E, contract costs, intangible assets and other long-term assets	(121,309)	(27,347)	5,912	—	—	(8,310)	(151,054)
Right-of-use assets	(134,808)	(1,405)	(6,179)	—	—	9,635	(132,757)
Work in progress	(22,190)	—	9,018	—	—	344	(12,828)
Goodwill	(70,845)	—	(5,619)	—	—	(5,153)	(81,617)
Refundable tax credits on salaries	(19,673)	—	(376)	—	—	—	(20,049)
Cash flow hedges	(5,626)	—	4,333	(9,146)	—	41	(10,398)
Other	7,447	180	(4,705)	(223)	—	491	3,190
Deferred taxes, net	(35,680)	(15,954)	7,496	(8,358)	(7,194)	(11,921)	(71,611)

	As at September 30, 2020	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2021
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	64,208	(2,427)	(7,553)	(1)	—	(3,071)	51,156
Tax benefits on losses carried forward	46,228	4,654	(6,284)	—	—	(1,417)	43,181
Accrued compensation and employee-related liabilities	27,420	—	7,811	—	6,137	(1,260)	40,108
Retirement benefits obligations	23,166	—	2,573	(5,919)	—	(2,259)	17,561
Lease liabilities	222,997	—	(36,103)	—	—	(7,576)	179,318
PP&E, contract costs, intangible assets and other long-term assets	(136,460)	(3,905)	14,280	—	—	4,776	(121,309)
Right-of-use assets	(171,835)	—	31,255	—	—	5,772	(134,808)
Work in progress	(34,277)	—	11,139	—	—	948	(22,190)
Goodwill	(64,209)	—	(10,493)	—	—	3,857	(70,845)
Refundable tax credits on salaries	(22,724)	—	3,051	—	—	—	(19,673)
Cash flow hedges	(475)	—	675	(6,157)	—	331	(5,626)
Other	1,104	—	15,583	(8,542)	—	(698)	7,447
Deferred taxes, net	(44,857)	(1,678)	25,934	(20,619)	6,137	(597)	(35,680)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2022	As at September 30, 2021
	$	$
Deferred tax assets	85,795	96,358
Deferred tax liabilities	(157,406)	(132,038)
	(71,611)	(35,680)
16.     Income taxes (continued)
As at September 30, 2022, the Company had $258,244,000 ($225,002,000 as at September 30, 2021) in operating tax losses carried forward, of which $110,918,000 ($82,548,000 as at September 30, 2021) expire at various dates from 2029 to 2042 and $147,326,000 ($142,454,000 as at September 30, 2021) have no expiry dates. As at September 30, 2022, a deferred income tax asset of $46,893,000 ($38,371,000 as at September 30, 2021) has been recognized on $179,329,000 ($162,693,000 as at September 30, 2021) of these losses. The deferred income tax assets are recognized only to the extent that it is probable that taxable income will be available against which the unused tax losses can be utilized. As at September 30, 2022, the Company had $12,450,000 ($25,325,000 as at September 30, 2021) of unrecognized operating tax losses that will expire at various dates from 2029 to 2042 and $66,466,000 ($36,984,000 as at September 30, 2021) that have no expiry date.
As at September 30, 2022, the Company had $421,218,000 ($469,097,000 as at September 30, 2021) in non-operating tax losses carried forward that have no expiry dates. As at September 30, 2022, a deferred income tax asset of $5,070,000 ($4,810,000 as at September 30, 2021) has been recognized on $20,295,000 ($20,534,000 as at September 30, 2021) of these losses. As at September 30, 2022, the Company had $400,923,000 ($448,563,000 as at September 30, 2021) of unrecognized non-operating tax losses.
As at September 30, 2022, the Company had $907,577,702 ($1,420,634,000 as at September 30, 2021) of cash and cash equivalents held by foreign subsidiaries. The tax implications of the repatriation of cash and cash equivalents not considered indefinitely reinvested have been accounted for and will not materially affect the Company’s liquidity. In addition, the Company has not recorded deferred tax liabilities on undistributed earnings of $7,100,148,000 ($6,290,351,000 as at September 30, 2021) coming from its foreign subsidiaries as they are considered indefinitely reinvested. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to taxation.